Investment Strategy	Dec. 15, 2025
Gabelli Growth Innovators ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will primarily invest in common stocks of companies that are relevant to the Fund’s investment theme of innovation. The Adviser defines “innovation” as the introduction of new technologies, products or services that redefines how businesses operate. The Fund seeks to invest in companies whose prospects for earnings growth remain undervalued. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Adviser will sell any Fund investments that lose their perceived value when compared with other investment alternatives in the judgment of the portfolio managers.

The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. The Adviser bases its analysis on general economic and industry data provided by the U.S. Government, various trade associations and other sources, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements as well as direct interviews with company management. Generally, the Adviser makes investment decisions first by looking at individual companies and then by scrutinizing their growth prospects in relation to their industries and the overall economy. The Adviser seeks to invest in companies with high future earnings potential relative to their current market valuations.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting of U.S. exchange-listed common stock and preferred stock. The Fund may invest in companies without regard to market capitalization. Many of these common stocks will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, the forecasts for the issuer’s industry, and the value of the issuer’s assets. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in U.S. exchange-listed common and preferred stocks of companies that meet the Fund’s guidelines for sustainability at the time of investment. The Fund may also invest in foreign securities by investing in American Depositary Receipts. Under normal market conditions, the Fund invests its assets in stocks that are listed on a national securities exchange or similar market, such as the National Market System of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund focuses on investments in companies whose securities are trading at a material discount to their private market value (“PMV”). PMV is the value the Adviser believes informed investors would be willing to pay for a company.

Sustainability Criteria. The Fund combines a differentiated, value oriented investment philosophy with consideration of certain factors used to deliver returns in a manner that promotes environmental sustainability. In determining the sustainability factors of a particular company, the investment team looks for companies that, among other actions, have initiated programs to reduce the carbon footprint and/or waste profile of their products, services or operations or that produce goods or services that promote attributes such as energy and water conservation, recycling, the reduction of greenhouse gases and harmful chemicals and sustainable agriculture and clean-label food. The Fund relies primarily on proprietary research conducted by the Adviser to reach a judgement on the sustainability of each investment candidate but may also employ third-party data services. Pursuant to the guidelines, the Fund will not invest in publicly traded fossil fuel (coal, oil, and gas) companies, or in companies that derive more than 10% of their revenues from the following areas: tobacco, cannabis, alcohol, gambling, and defense/weapons production.

After identifying companies that satisfy these criteria, the Adviser then will invest in securities of companies that the Adviser believes are trading at a material discount to PMV. The Adviser will monitor each holding on a regular basis to ensure its compliance with the Fund’s guidelines. Securities that no longer meet these guidelines will be sold within a reasonable period of time after the Adviser makes such a determination. Securities may also be sold if the Adviser believes the securities no longer appear to be underpriced relative to their PMV, or if there is a change to an underlying industry or company that the Adviser believes may negatively affect the value of such securities.

Gabelli Global Technology Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). Under normal market conditions, the Fund invests at least 80% of the value of its net assets in the securities of companies principally engaged in the group of industries comprising the technology sector. As a fundamental policy, the Fund will concentrate (invest at least 25% of the value of its net assets) in the securities of companies principally engaged in the group of industries comprising the technology sector. The Fund invests primarily in common stocks of foreign and domestic small capitalization, mid capitalization, and large capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries outside of the U.S., and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers or, if market conditions are not favorable, the Fund will invest at least 25% of the Fund’s assets outside the U.S. The Fund will favor investing in companies that the Adviser believes possess market leadership and competitive advantages. The Fund may invest in the equity securities of such companies, such as common stock, or preferred stock of such companies in accordance with the foregoing 80% policy. The Fund may also invest in foreign securities, including, but not limited to: (i) direct investments in securities of foreign issuers principally located in Japan, the United Kingdom, and Europe; and (ii) investments in American Depositary Receipts that represent indirect investments in securities of foreign issuers. The Fund may invest in companies without regard to market capitalization.

The Fund considers a company to be principally engaged in the group of industries comprising the technology sector if it devotes 50% of its assets to, or derives 50% of its revenues from, hardware, software and related services, data storage, and peripherals; communications services and equipment; semiconductors; and electronic equipment, instruments and components.

The Fund invests in equity securities of companies that the Adviser believes are leaders within their respective industries as demonstrated by the ability to deliver high relative returns on invested capital and proprietary technology, the proficiency to leverage technological expertise into a competitive advantage, and/or a proven track record of research and development resulting in new products, services, or technologies.

The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. Further, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business. The Adviser expects to seek to sell any Fund investments that lose their perceived value relative to other investments, which could occur because of, among other things, a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return on or hedging the value the Fund’s portfolio.

Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities in the aerospace and defense sectors. As a fundamental policy, the Fund will concentrate (invest at least 25% of the value of its net assets) in the securities of companies principally engaged in the group of industries comprising the aerospace and defense sectors. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons. The Fund defines an “aerospace and defense” company as a company that derives at least 50% of its revenues from, or devotes 50% of its assets to, aerospace and/or defense related activities or devotes 50% of its assets to, aerospace and/or defense related activities. Income producing equity securities (e.g., dividend paying securities) include U.S. exchange-listed common stock and preferred stock. The Fund may invest in companies without regard to market capitalization. The Fund may also invest in foreign securities by investing in American Depositary Receipts. In making stock selections, the Adviser looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential. In selecting investments for the Fund, the Adviser focuses on issuers that:

●	have strong free cash flow and pay regular dividends;

●	have potential for long term earnings per share growth;

●	may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well managed; and

●	will benefit from sustainable long term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services

The Adviser also believes preferred stock of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. This leads to the possibility of capital appreciation if the price of the common stock recovers.